SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.8%

Communication Services — 9.4%
Alphabet Inc, Cl A	46,967	$13,506
Alphabet Inc, Cl C	37,928	10,880
Angi Inc, Cl A *	197	1
AST SpaceMobile Inc, Cl A *	1,938	161
AT&T Inc	56,766	1,646
Atlanta Braves Holdings Inc, Cl C *	1,938	83
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	7
Cars.com Inc *	4,178	34
Charter Communications Inc, Cl A *	277	60
Cogent Communications Holdings Inc	148	3
Comcast Corp, Cl A	13,642	392
DoubleVerify Holdings Inc *	6,933	66
EchoStar Corp, Cl A *	1,124	132
Electronic Arts Inc	4,883	995
EverQuote Inc, Cl A *	1,468	23
EW Scripps Co/The, Cl A *	3,299	12
Fox Corp, Cl A	1,372	80
Fox Corp, Cl B	1,983	105
GCI LIBERTY INC, Cl A *	16	1
GCI LIBERTY INC, Cl C *	68	2
IAC Inc *	376	15
IMAX Corp *	2,244	85
Iridium Communications Inc	366	10
John Wiley & Sons Inc, Cl A	236	9
Liberty Broadband Corp, Cl A *	81	4
Liberty Broadband Corp, Cl C *	343	17
Live Nation Entertainment Inc *	745	114
Lumen Technologies Inc *	12,934	90
Madison Square Garden Entertainment Corp, Cl A *	697	41
Madison Square Garden Sports Corp *	39	12
Magnite Inc *	2,551	30
Match Group Inc	1,841	57
Meta Platforms Inc, Cl A	16,982	9,716
Millicom International Cellular SA	2,334	175
Netflix Inc *	33,820	3,252
New York Times Co/The, Cl A	439	37
News Corp, Cl A	829	21
News Corp, Cl B	3,824	109
Nexstar Media Group Inc, Cl A	94	17
Omnicom Group Inc	15,111	1,138
Pinterest Inc, Cl A *	3,339	61
ROBLOX Corp, Cl A *	861	49
Shutterstock Inc	205	3
Sirius XM Holdings Inc	910	21
Sphere Entertainment Co *	697	82
Spotify Technology SA *	714	346
Take-Two Interactive Software Inc *	604	119
TechTarget Inc *	1,986	8
TKO Group Holdings Inc, Cl A	512	103
T-Mobile US Inc	2,550	536
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Trade Desk Inc/The, Cl A *	862	$20
TripAdvisor Inc *	1,712	18
Uniti Group Inc *	752	7
Verizon Communications Inc	32,959	1,655
Versant Media Group Inc *	445	16
Walt Disney Co/The	21,958	2,116
Warner Bros Discovery Inc *	6,879	189
Yelp Inc, Cl A *	1,355	33
Ziff Davis Inc *	2,547	107
ZoomInfo Technologies Inc, Cl A *	2,021	12

		48,640
Consumer Discretionary — 10.4%
1-800-Flowers.com Inc, Cl A *	3,668	11
Abercrombie & Fitch Co, Cl A *	788	72
Academy Sports & Outdoors Inc	2,047	116
Acushnet Holdings Corp	987	92
Adient PLC *	732	15
ADT Inc	4,942	32
Advance Auto Parts Inc	317	17
Airbnb Inc, Cl A *	805	102
Amazon.com Inc *	80,654	16,798
American Eagle Outfitters Inc	3,416	57
APTIV PLC *	1,850	128
Aramark	260	11
Asbury Automotive Group Inc *	70	14
AutoNation Inc *	649	127
AutoZone Inc *	235	794
Bath & Body Works Inc	638	12
Best Buy Co Inc	1,309	84
Birkenstock Holding Plc *	1,800	64
Bloomin' Brands Inc	2,259	12
Booking Holdings Inc	276	1,162
Boot Barn Holdings Inc *	199	29
BorgWarner Inc	321	17
Bright Horizons Family Solutions Inc *	76	6
Brightstar Lottery PLC	6,681	85
Brinker International Inc *	810	116
Brunswick Corp/DE	839	61
Buckle Inc/The	1,885	95
Build-A-Bear Workshop Inc, Cl A	1,467	55
Burlington Stores Inc *	317	103
Callaway Golf Co *	2,383	33
Capri Holdings Ltd *	1,319	23
CarMax Inc *	1,086	45
Carnival Corp	10,223	265
Carter's Inc	471	17
Carvana Co, Cl A *	366	115
Cavco Industries Inc *	60	29
Chipotle Mexican Grill Inc, Cl A *	11,600	371
Choice Hotels International Inc	113	12
Columbia Sportswear Co	891	49
Coupang Inc, Cl A *	3,320	63
Coursera Inc *	15,856	92

New Covenant Funds	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Covista Inc *	1,089	$126
Cracker Barrel Old Country Store Inc	323	9
Crocs Inc *	1,116	93
Dana Inc	2,660	90
Darden Restaurants Inc	705	138
Dave & Buster's Entertainment Inc *	1,283	14
Deckers Outdoor Corp *	2,634	264
Designer Brands Inc, Cl A	3,316	19
Dick's Sporting Goods Inc	582	115
Dillard's Inc, Cl A	45	26
Domino's Pizza Inc	33	12
DoorDash Inc, Cl A *	853	128
Dorman Products Inc *	128	13
DR Horton Inc	589	81
eBay Inc	9,295	846
Etsy Inc *	1,162	58
Expedia Group Inc	389	90
Five Below Inc *	410	94
Floor & Decor Holdings Inc, Cl A *	232	12
Ford Motor Co	10,620	123
Fox Factory Holding Corp *	749	12
Frontdoor Inc *	251	13
GameStop Corp, Cl A *	2,040	47
Gap Inc/The	4,661	113
Garmin Ltd	418	97
Garrett Motion Inc	5,651	103
General Motors Co	1,886	141
Gentex Corp	440	10
Gentherm Inc *	184	5
Genuine Parts Co	67	7
Global Business Travel Group I *	11,930	67
Goodyear Tire & Rubber Co/The *	989	7
Graham Holdings Co, Cl B	78	82
Grand Canyon Education Inc *	121	21
Group 1 Automotive Inc	86	28
H&R Block Inc	2,109	67
Hasbro Inc	2,632	246
Helen of Troy Ltd *	57	1
Hilton Grand Vacations Inc *	3,016	118
Hilton Worldwide Holdings Inc	5,774	1,756
Home Depot Inc/The	8,249	2,713
Hyatt Hotels Corp, Cl A	135	19
Installed Building Products Inc	125	33
Jack in the Box Inc	658	6
Johnson Outdoors Inc, Cl A	659	31
KB Home	1,621	84
Kohl's Corp	1,859	24
Kontoor Brands Inc	1,282	90
Las Vegas Sands Corp	1,876	101
La-Z-Boy Inc, Cl Z	1,597	51
LCI Industries	483	59
Lear Corp	1,322	160
Leggett & Platt Inc	222	2
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennar Corp, Cl B	122	$10
LGI Homes Inc *	127	5
Liberty Live Holdings Inc, Cl C *	59	6
Lithia Motors Inc, Cl A	296	74
LKQ Corp	317	9
Lowe's Cos Inc	7,273	1,718
Lucid Group Inc, Cl A *	3,324	32
Lululemon Athletica Inc *	245	38
M/I Homes Inc *	198	24
Macy's Inc	4,042	73
Malibu Boats Inc, Cl A *	202	5
Marriott International Inc/MD, Cl A	3,599	1,177
Marriott Vacations Worldwide Corp	394	26
Mattel Inc *	711	10
McDonald's Corp	9,415	2,926
Meritage Homes Corp	1,588	98
Mohawk Industries Inc *	127	13
Monro Inc	626	10
Murphy USA Inc	263	130
National Vision Holdings Inc *	447	12
Newell Brands Inc	605	2
NIKE Inc, Cl B	3,900	206
Norwegian Cruise Line Holdings Ltd *	5,839	109
NVR Inc *	13	86
Ollie's Bargain Outlet Holdings Inc *	212	20
O'Reilly Automotive Inc *	1,174	108
Oxford Industries Inc	665	26
Papa John's International Inc	151	5
Peloton Interactive Inc, Cl A *	2,845	12
Penske Automotive Group Inc	624	93
Petco Health & Wellness Co Inc, Cl A *	27,348	76
Phinia Inc	64	4
Planet Fitness Inc, Cl A *	173	13
Polaris Inc	966	53
PulteGroup Inc	871	102
Pursuit Attractions and Hospitality Inc *	2,883	106
PVH Corp	108	8
Ralph Lauren Corp, Cl A	436	150
Restaurant Brands International Inc	1,594	118
Revolve Group Inc, Cl A *	2,223	50
RH *	45	6
Rivian Automotive Inc, Cl A *	1,274	19
Ross Stores Inc	582	126
Royal Caribbean Cruises Ltd	2,969	817
Sally Beauty Holdings Inc *	2,794	39
Service Corp International/US	250	21
Shake Shack Inc, Cl A *	157	14
Signet Jewelers Ltd	1,372	116
Six Flags Entertainment Corp *	144	3
Sleep Number Corp *	1,033	2
Somnigroup International Inc	1,393	103
Sonos Inc *	7,451	100
Standard Motor Products Inc	943	33

2	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Starbucks Corp	15,798	$1,415
Steven Madden Ltd	1,178	40
Stitch Fix Inc, Cl A *	1,021	3
Strategic Education Inc	331	27
Stride Inc *	348	31
Tapestry Inc	716	101
Taylor Morrison Home Corp, Cl A *	1,595	93
Tesla Inc *	24,339	9,048
Texas Roadhouse Inc, Cl A	561	93
Thor Industries Inc	106	8
TJX Cos Inc/The	6,282	1,003
Toll Brothers Inc	269	37
TopBuild Corp *	203	71
Tractor Supply Co	11,885	538
Travel + Leisure Co	307	21
Tri Pointe Homes Inc *	3,236	151
Udemy Inc *	3,378	16
Ulta Beauty Inc *	279	146
Under Armour Inc, Cl C *	556	3
United Parks & Resorts Inc *	251	8
Upbound Group Inc, Cl A	1,764	32
Urban Outfitters Inc *	417	26
Vail Resorts Inc	46	6
Valvoline Inc *	7,878	265
VF Corp	4,023	68
Victoria's Secret & Co *	212	10
Visteon Corp	85	8
Wayfair Inc, Cl A *	320	24
Wendy's Co/The	11,419	79
Whirlpool Corp	638	34
Williams-Sonoma Inc	320	58
Wingstop Inc	363	56
Winnebago Industries Inc	191	6
Wolverine World Wide Inc	1,511	25
Wyndham Hotels & Resorts Inc	189	15
YETI Holdings Inc *	2,684	98
Yum! Brands Inc	7,314	1,137

		54,008
Consumer Staples — 4.5%
Andersons Inc/The	338	24
Archer-Daniels-Midland Co	5,103	371
B&G Foods Inc	862	4
BellRing Brands Inc *	136	2
Bunge Global SA	929	118
Calavo Growers Inc	571	15
Campbell's Company/The	10,354	231
Casey's General Stores Inc	65	47
Chefs' Warehouse Inc/The *	1,366	81
Church & Dwight Co Inc	1,025	96
Clorox Co/The	2,716	281
Coca-Cola Co/The	36,380	2,767
Colgate-Palmolive Co	3,661	312
Conagra Brands Inc	3,435	54
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Costco Wholesale Corp	3,123	$3,112
Coty Inc, Cl A *	1,026	2
Darling Ingredients Inc *	716	44
Dollar General Corp	752	89
Dollar Tree Inc *	1,320	145
Edgewell Personal Care Co	310	7
elf Beauty Inc *	1,327	80
Energizer Holdings Inc	231	4
Estee Lauder Cos Inc/The, Cl A	2,390	172
Flowers Foods Inc	555	5
Fresh Del Monte Produce Inc	1,442	58
General Mills Inc	13,887	517
Herbalife Ltd *	1,088	16
Hershey Co/The	2,295	477
HF Foods Group Inc *	2,213	4
Hormel Foods Corp	4,797	109
Ingredion Inc	1,110	125
J M Smucker Co/The	1,868	180
Kenvue Inc	4,950	85
Keurig Dr Pepper Inc	25,092	661
Kimberly-Clark Corp	925	89
Kraft Heinz Co/The	3,923	88
Kroger Co/The	1,941	140
Lamb Weston Holdings Inc	594	25
McCormick & Co Inc/MD	2,119	107
Medifast Inc *	71	1
Mondelez International Inc, Cl A	17,402	1,003
Monster Beverage Corp *	889	64
National Beverage Corp *	344	12
PepsiCo Inc	18,825	2,923
PriceSmart Inc	179	27
Procter & Gamble Co/The	18,385	2,656
Simply Good Foods Co/The *	2,805	40
Smithfield Foods Inc	5,024	140
Sprouts Farmers Market Inc *	623	48
Sysco Corp	1,432	102
Target Corp	6,577	797
Tyson Foods Inc, Cl A	1,410	90
US Foods Holding Corp *	2,211	204
Vita Coco Co Inc/The *	1,354	65
Vital Farms Inc *	3,246	46
Walmart Inc	33,703	4,189

		23,151
Energy — 3.8%
Antero Midstream Corp	26,635	607
Antero Resources Corp *	6,426	273
APA Corp	2,988	127
Ardmore Shipping Corp	5,335	81
Baker Hughes Co, Cl A	9,516	581
Borr Drilling Ltd	11,900	69
Cactus Inc, Cl A	298	14
Calumet Inc *	3,628	130
Centrus Energy Corp, Cl A *	395	69

New Covenant Funds	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cheniere Energy Inc	5,758	$1,634
Chord Energy Corp	983	140
CNX Resources Corp *	1,745	67
Comstock Resources Inc *	4,929	104
ConocoPhillips	19,262	2,543
Core Natural Resources Inc	338	35
Coterra Energy Inc	19,841	697
Crescent Energy Co, Cl A	4,693	63
Delek US Holdings Inc	2,494	112
Devon Energy Corp	10,747	541
DHT Holdings Inc	1,338	24
Diamondback Energy Inc	981	194
Dorian LPG Ltd	2,360	81
DT Midstream Inc	405	55
Energy Fuels Inc/Canada *	8,048	147
EOG Resources Inc	2,919	422
EQT Corp	8,048	512
Expand Energy Corp	1,168	128
Expro Group Holdings NV *	1,529	27
FLEX LNG Ltd	2,301	68
Golar LNG Ltd	2,645	143
Green Plains Inc *	2,069	34
Halliburton Co	3,226	126
Helix Energy Solutions Group Inc *	10,917	108
Helmerich & Payne Inc	4,134	149
HF Sinclair Corp	1,944	121
Innovex International Inc *	1,072	26
International Seaways Inc	329	24
Kinder Morgan Inc	50,177	1,682
Kinetik Holdings Inc, Cl A	2,668	129
Kodiak Gas Services Inc	2,971	173
Magnolia Oil & Gas Corp, Cl A	1,806	57
Murphy Oil Corp	449	19
Nabors Industries Ltd *	367	32
NextDecade Corp *	10,122	78
Noble Corp PLC	1,325	65
Nordic American Tankers Ltd	3,610	21
NOV Inc	482	9
Occidental Petroleum Corp	5,198	338
ONEOK Inc	10,887	984
Ovintiv Inc	2,011	119
Patterson-UTI Energy Inc	4,952	54
PBF Energy Inc, Cl A	316	15
Peabody Energy Corp	612	20
Permian Resources Corp, Cl A	5,216	111
Range Resources Corp	2,839	128
RPC Inc	1,226	9
Sable Offshore Corp *	4,472	74
Scorpio Tankers Inc	270	20
SLB Ltd	28,794	1,480
SM Energy Co	1,100	34
Talos Energy Inc *	10,408	164
Targa Resources Corp	667	167
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teekay Corp Ltd	10,391	$127
Teekay Tankers Ltd, Cl A	1,755	129
Texas Pacific Land Corp	1,593	756
Transocean Ltd *	20,466	136
Uranium Energy Corp *	28,660	387
Valaris Ltd *	739	72
VIPER ENERGY INC, Cl A	2,065	97
Vitesse Energy Inc	272	5
Weatherford International PLC	1,190	113
Williams Cos Inc/The	25,224	1,836

		19,916
Financials — 13.2%
Adamas Trust Inc ‡	1,944	14
Affiliated Managers Group Inc	362	100
Affirm Holdings Inc, Cl A *	1,546	71
Aflac Inc	1,015	111
AGNC Investment Corp ‡	2,838	28
Allstate Corp/The	508	105
Ally Financial Inc	1,575	62
Amalgamated Financial Corp	2,110	82
American Express Co	7,332	2,218
American Financial Group Inc/OH	89	11
American International Group Inc	1,586	119
Ameriprise Financial Inc	1,250	555
AMERISAFE Inc	743	25
Annaly Capital Management Inc ‡	655	14
Aon PLC, Cl A	3,474	1,121
Apollo Commercial Real Estate Finance Inc ‡	2,686	28
Apollo Global Management Inc	1,936	216
Arch Capital Group Ltd *	1,254	120
Ares Management Corp, Cl A	632	69
Arthur J Gallagher & Co	839	182
Artisan Partners Asset Management Inc, Cl A	1,589	58
Associated Banc-Corp	4,274	111
Assurant Inc	87	19
Assured Guaranty Ltd	994	81
Atlantic Union Bankshares Corp	2,517	90
Axis Capital Holdings Ltd	825	84
Axos Financial Inc *	310	26
Banc of California Inc	843	15
Bank of America Corp	49,763	2,426
Bank of Hawaii Corp	1,051	78
Bank of Marin Bancorp	1,079	28
Bank of New York Mellon Corp/The	12,656	1,501
Bank of NT Butterfield & Son Ltd/The	1,324	69
Bank OZK	366	17
BankUnited Inc	346	16
Banner Corp	851	52
Beacon Financial Corp	1,501	45
Berkshire Hathaway Inc, Cl B *	14,069	6,742
BlackRock Inc	926	891

4	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Blackstone Inc	2,809	$323
Block Inc, Cl A *	1,553	93
BOK Financial Corp	568	73
Bread Financial Holdings Inc	1,335	100
Brighthouse Financial Inc *	268	16
Brown & Brown Inc	290	19
Capital One Financial Corp	3,393	619
Capitol Federal Financial Inc	3,529	25
Carlyle Group Inc/The	923	45
Cass Information Systems Inc	865	38
Cathay General Bancorp	1,291	64
Cboe Global Markets Inc	99	28
Central Pacific Financial Corp	1,651	53
Charles Schwab Corp/The	16,432	1,544
Chimera Investment Corp ‡	800	10
Chubb Ltd	2,108	687
Cincinnati Financial Corp	891	140
Citigroup Inc	11,307	1,282
Citizens Financial Group Inc	2,230	134
City Holding Co	607	73
CME Group Inc, Cl A	1,465	433
CNA Financial Corp	253	12
CNO Financial Group Inc	2,346	96
Cohen & Steers Inc	764	48
Coinbase Global Inc, Cl A *	323	56
Columbia Banking System Inc	4,557	125
Commerce Bancshares Inc/MO	1,993	98
Community Financial System Inc	710	42
ConnectOne Bancorp Inc	1,891	51
Corpay Inc *	277	81
Credit Acceptance Corp *	177	75
Cullen/Frost Bankers Inc	121	17
Dime Community Bancshares Inc	1,467	50
Eagle Bancorp Inc	1,035	26
East West Bancorp Inc	1,036	111
Eastern Bankshares Inc	608	12
Ellington Financial Inc ‡	2,748	33
Enterprise Financial Services Corp	1,063	57
Equitable Holdings Inc	432	16
Essent Group Ltd	970	57
Euronet Worldwide Inc *	74	5
Evercore Inc, Cl A	352	105
Everest Group Ltd	179	58
EVERTEC Inc	1,569	44
F&G Annuities & Life Inc	2,635	67
FactSet Research Systems Inc	306	66
FB Financial Corp	1,250	65
Federal Agricultural Mortgage Corp, Cl C	119	18
Fidelity National Financial Inc	1,063	49
Fidelity National Information Services Inc	1,329	62
Fifth Third Bancorp	6,898	320
First American Financial Corp	814	49
First BanCorp/Puerto Rico	821	18
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First Busey Corp	1,790	$45
First Commonwealth Financial Corp	3,365	59
First Financial Bancorp	1,921	54
First Financial Bankshares Inc	1,378	41
First Hawaiian Inc	3,126	77
First Horizon Corp	5,109	116
First Interstate BancSystem Inc, Cl A	1,171	39
First Merchants Corp	1,182	46
FirstCash Holdings Inc	612	115
Fiserv Inc *	838	47
Flagstar Bank NA	317	4
Flywire Corp *	9,159	107
FNB Corp/PA	3,907	65
Franklin Resources Inc	4,744	112
Genworth Financial Inc, Cl A *	10,439	85
German American Bancorp Inc	1,414	59
Global Payments Inc	842	57
Globe Life Inc	108	15
Goldman Sachs Group Inc/The	3,746	3,169
Goosehead Insurance Inc, Cl A *	215	9
HA Sustainable Infrastructure Capital Inc	3,153	116
Hancock Whitney Corp	1,142	73
Hanover Insurance Group Inc/The	124	21
Hartford Insurance Group Inc/The	1,006	136
Heritage Financial Corp/WA	1,744	45
Home BancShares Inc/AR	2,523	68
Hope Bancorp Inc	3,233	36
Horace Mann Educators Corp	1,125	48
Houlihan Lokey Inc, Cl A	192	28
Huntington Bancshares Inc/OH	13,993	219
Independent Bank Corp	580	44
Interactive Brokers Group Inc, Cl A	1,968	132
Intercontinental Exchange Inc	1,426	224
Invesco Ltd	4,021	98
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	100
Jackson Financial Inc, Cl A	1,486	157
Janus Henderson Group PLC	1,207	62
Jefferies Financial Group Inc	1,433	59
JPMorgan Chase & Co	22,514	6,623
KeyCorp	6,129	123
Kinsale Capital Group Inc	73	25
KKR & Co Inc	3,222	298
Ladder Capital Corp, Cl A ‡	9,973	97
Lazard Inc, Cl A	2,316	98
Lemonade Inc *	1,665	104
LendingTree Inc *	175	7
Lincoln National Corp	3,621	129
Loews Corp	222	24
LPL Financial Holdings Inc	869	261
M&T Bank Corp	512	106
MarketAxess Holdings Inc	144	24
Marsh & McLennan Cos Inc	2,808	487

New Covenant Funds	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mastercard Inc, Cl A	7,491	$3,743
Mechanics Bancorp, Cl A	309	5
Mercury General Corp	233	21
MetLife Inc	6,576	465
MFA Financial Inc ‡	1,584	15
MGIC Investment Corp	3,455	91
Moelis & Co, Cl A	461	26
Moody's Corp	2,460	1,073
Morgan Stanley	10,383	1,709
Morningstar Inc	67	11
MSCI Inc, Cl A	635	342
Nasdaq Inc	7,134	606
NBT Bancorp Inc	1,213	52
NCR Atleos Corp *	167	7
Nelnet Inc, Cl A	145	19
NMI Holdings Inc, Cl A *	1,470	55
Northern Trust Corp	835	117
Northfield Bancorp Inc	2,868	39
NU Holdings Ltd/Cayman Islands, Cl A *	6,991	100
OFG Bancorp	2,119	86
Old National Bancorp/IN	5,093	113
Old Republic International Corp	2,755	110
OneMain Holdings Inc, Cl A	258	14
Orchid Island Capital Inc, Cl A ‡	3,472	24
Palomar Holdings Inc, Cl A *	145	17
Pathward Financial Inc	266	24
PayPal Holdings Inc	1,579	71
PennyMac Financial Services Inc	833	73
PennyMac Mortgage Investment Trust ‡	8,462	99
Pinnacle Financial Partners Inc	1,570	135
PNC Financial Services Group Inc/The	1,163	242
Popular Inc	1,004	135
PRA Group Inc *	1,320	23
Primerica Inc	323	81
Principal Financial Group Inc	662	60
ProAssurance Corp *	1,351	33
PROG Holdings Inc	832	24
Progressive Corp/The	7,459	1,479
Prosperity Bancshares Inc	1,192	80
Provident Financial Services Inc	4,392	93
Prudential Financial Inc	974	95
Radian Group Inc	1,924	64
Raymond James Financial Inc	615	89
Redwood Trust Inc ‡	2,992	17
Regions Financial Corp	47,519	1,241
Reinsurance Group of America Inc, Cl A	578	118
RenaissanceRe Holdings Ltd	69	20
Renasant Corp	1,366	49
Repay Holdings Corp, Cl A *	7,436	19
Rithm Capital Corp ‡	1,403	13
RLI Corp	1,090	62
Robinhood Markets Inc, Cl A *	4,467	310
Rocket Cos Inc, Cl A *	4,048	58
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Root Inc/OH, Cl A *	806	$36
S&P Global Inc	4,831	2,055
Seacoast Banking Corp of Florida	1,616	49
ServisFirst Bancshares Inc	187	14
SLM Corp	3,705	79
SoFi Technologies Inc *	4,801	76
SOUTHSTATE BANK CORP	724	67
Starwood Property Trust Inc ‡	2,000	34
State Street Corp	8,941	1,132
StepStone Group Inc, Cl A	1,643	78
Stifel Financial Corp	368	27
Synchrony Financial	4,720	321
T Rowe Price Group Inc	2,147	194
Texas Capital Bancshares Inc *	822	78
TFS Financial Corp	573	8
Toast Inc, Cl A *	2,222	59
TPG Inc, Cl A	1,811	73
TPG RE Finance Trust Inc ‡	2,439	19
Tradeweb Markets Inc, Cl A	805	95
Travelers Cos Inc/The	4,033	1,176
TriCo Bancshares	1,219	58
Triumph Financial Inc *	822	49
Truist Financial Corp	2,395	110
Trustmark Corp	1,410	59
Two Harbors Investment Corp ‡	1,597	18
UMB Financial Corp	826	93
Univest Financial Corp	1,820	62
Unum Group	1,638	120
Upstart Holdings Inc *	1,290	33
US Bancorp	3,794	197
Valley National Bancorp	4,269	52
Victory Capital Holdings Inc, Cl A	1,631	107
Virtu Financial Inc, Cl A	3,026	133
Visa Inc, Cl A	17,359	5,247
Voya Financial Inc	1,543	105
W R Berkley Corp	370	24
Walker & Dunlop Inc	749	33
Washington Trust Bancorp Inc	924	31
Webster Financial Corp	2,008	139
Wells Fargo & Co	21,481	1,710
Westamerica BanCorp	731	38
Western Alliance Bancorp	1,154	82
Western Union Co/The	425	4
WEX Inc *	55	8
Willis Towers Watson PLC	907	264
Wintrust Financial Corp	708	98
XP Inc, Cl A	3,989	76
Zions Bancorp NA	1,771	102

		68,173
Health Care — 10.4%
Abbott Laboratories	11,993	1,231
AbbVie Inc	18,353	3,992
Acadia Healthcare Co Inc *	220	5

6	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AdaptHealth Corp, Cl A *	2,632	$31
Adaptive Biotechnologies Corp *	1,704	24
Addus HomeCare Corp *	495	46
Agilent Technologies Inc	765	87
Agios Pharmaceuticals Inc *	1,062	36
Align Technology Inc *	311	53
Alkermes PLC *	2,433	86
Alnylam Pharmaceuticals Inc *	562	186
Amgen Inc	5,307	1,867
Amicus Therapeutics Inc *	5,193	75
AMN Healthcare Services Inc *	832	15
AnaptysBio Inc *	1,908	106
Anika Therapeutics Inc *	920	13
Apellis Pharmaceuticals Inc *	1,789	72
Arcturus Therapeutics Holdings Inc *	483	4
Arrowhead Pharmaceuticals Inc *	251	16
Arvinas Inc *	1,298	14
Astrana Health Inc *	344	8
AtriCure Inc *	1,029	29
Atrium Therapeutics Inc *	160	2
Avanos Medical Inc *	301	4
Avantor Inc *	1,656	13
Azenta Inc *	207	4
Baxter International Inc	4,863	82
Becton Dickinson & Co	542	85
BioCryst Pharmaceuticals Inc *	1,030	10
Biogen Inc *	681	125
Biohaven Ltd *	45	—
BioLife Solutions Inc *	2,163	41
BioMarin Pharmaceutical Inc *	1,042	59
Bio-Rad Laboratories Inc, Cl A *	32	9
Bio-Techne Corp	212	11
Boston Scientific Corp *	16,399	1,029
Bridgebio Pharma Inc *	241	18
Bristol-Myers Squibb Co	12,713	771
Brookdale Senior Living Inc *	7,397	101
Cardinal Health Inc	998	211
CareDx Inc *	4,535	79
Castle Biosciences Inc *	730	18
Catalyst Pharmaceuticals Inc *	4,583	113
Cencora Inc, Cl A	589	185
Centene Corp *	4,805	157
Charles River Laboratories International Inc *	77	13
Cigna Group/The	4,207	1,122
Collegium Pharmaceutical Inc *	2,915	96
Cooper Cos Inc/The *	944	68
Corcept Therapeutics Inc *	1,695	68
CorVel Corp *	375	21
CryoPort Inc *	871	7
CVS Health Corp	4,536	326
Cytokinetics Inc *	1,159	76
Danaher Corp	6,994	1,326
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DaVita Inc *	160	$25
Denali Therapeutics Inc *	2,631	51
DENTSPLY SIRONA Inc	3,113	36
Dexcom Inc *	3,388	213
Doximity Inc, Cl A *	1,684	39
Edwards Lifesciences Corp *	8,484	679
Elanco Animal Health Inc *	398	10
Elevance Health Inc	4,437	1,299
Eli Lilly & Co	7,359	6,769
Embecta Corp	887	8
Enanta Pharmaceuticals Inc *	785	10
Encompass Health Corp	164	16
Enhabit Inc *	82	1
Enovis Corp *	485	11
Envista Holdings Corp *	317	8
Exelixis Inc *	2,898	124
Fortrea Holdings Inc *	515	5
Fulgent Genetics Inc *	853	14
GE HealthCare Technologies Inc	153	11
Gilead Sciences Inc	14,228	1,983
Glaukos Corp *	167	18
Globus Medical Inc, Cl A *	179	15
GRAIL Inc *	352	18
Guardant Health Inc *	1,065	98
Haemonetics Corp *	195	11
Halozyme Therapeutics Inc *	1,555	101
HCA Healthcare Inc	566	268
HealthEquity Inc *	673	56
Henry Schein Inc *	1,546	114
Hologic Inc *	927	70
Humana Inc	242	42
Ideaya Biosciences Inc *	4,068	136
IDEXX Laboratories Inc *	707	397
Illumina Inc *	1,115	137
Incyte Corp *	1,063	100
Innoviva Inc *	3,557	83
Inogen Inc *	706	4
Insmed Inc *	1,356	222
Insulet Corp *	65	14
Integer Holdings Corp *	625	55
Integra LifeSciences Holdings Corp *	188	2
Intellia Therapeutics Inc *	1,231	16
Intuitive Surgical Inc *	4,209	1,940
Ionis Pharmaceuticals Inc *	782	59
Iovance Biotherapeutics Inc *	1,433	5
IQVIA Holdings Inc *	491	84
iRhythm Holdings Inc *	210	25
Jazz Pharmaceuticals PLC *	616	116
Johnson & Johnson	24,595	6,012
Kodiak Sciences Inc *	1,218	46
Krystal Biotech Inc *	529	137
Kura Oncology Inc *	3,438	28
Labcorp Holdings Inc	515	137

New Covenant Funds	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lantheus Holdings Inc *	997	$76
Ligand Pharmaceuticals Inc *	462	92
LivaNova PLC *	657	42
McKesson Corp	576	498
Medtronic PLC	15,259	1,322
MeiraGTx Holdings plc *	4,240	37
Merck & Co Inc	30,481	3,667
Mettler-Toledo International Inc *	80	101
Moderna Inc *	3,544	180
Myriad Genetics Inc *	1,860	8
National Research Corp	779	13
Neogen Corp *	300	3
Neurocrine Biosciences Inc *	717	94
Novavax Inc *	816	7
Novocure Ltd *	905	10
OmniAb Inc, Cl W *	2,263	4
Omnicell Inc *	466	16
OptimizeRx Corp *	5,670	36
Option Care Health Inc *	648	17
OraSure Technologies Inc *	6,042	18
Organon & Co	649	4
Pediatrix Medical Group Inc *	417	9
Pennant Group Inc/The *	1,609	49
Penumbra Inc *	72	24
Perrigo Co PLC	211	2
Pfizer Inc	67,874	1,906
Phreesia Inc *	361	3
Praxis Precision Medicines Inc *	351	113
Protagonist Therapeutics Inc *	1,083	114
Prothena Corp PLC *	5,314	52
PTC Therapeutics Inc *	1,021	70
QIAGEN NV	2,093	84
Quest Diagnostics Inc	556	109
Recursion Pharmaceuticals Inc, Cl A *	19,169	59
Regeneron Pharmaceuticals Inc	1,105	854
REGENXBIO Inc *	456	4
Relay Therapeutics Inc *	11,508	115
Repligen Corp *	553	65
ResMed Inc	459	103
Revolution Medicines Inc *	1,050	102
Revvity Inc	120	11
Rhythm Pharmaceuticals Inc *	1,158	101
Rocket Pharmaceuticals Inc *	932	3
Sarepta Therapeutics Inc *	87	2
Savara Inc *	20,653	113
Simulations Plus Inc *	1,477	17
Solventum Corp *	1,703	111
STAAR Surgical Co *	2,233	42
STERIS PLC	501	111
Stryker Corp	2,003	658
Summit Therapeutics Inc *	4,901	93
Supernus Pharmaceuticals Inc *	2,174	112
Tactile Systems Technology Inc *	728	19
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tandem Diabetes Care Inc *	144	$3
Teleflex Inc	486	58
Tenet Healthcare Corp *	564	106
Theravance Biopharma Inc *	2,200	36
Thermo Fisher Scientific Inc	2,892	1,422
TransMedics Group Inc *	804	80
Travere Therapeutics Inc *	3,434	102
Trevi Therapeutics Inc *	11,314	135
Twist Bioscience Corp *	606	29
Ultragenyx Pharmaceutical Inc *	1,143	24
United Therapeutics Corp *	559	331
UnitedHealth Group Inc	6,167	1,669
Universal Health Services Inc, Cl B	80	14
US Physical Therapy Inc	428	32
Utah Medical Products Inc	515	32
Varex Imaging Corp *	1,631	17
Vaxcyte Inc *	1,042	61
Veeva Systems Inc, Cl A *	1,157	203
Vericel Corp *	1,218	39
Vertex Pharmaceuticals Inc *	2,599	1,161
Viatris Inc, Cl W	1,277	17
Viking Therapeutics Inc *	1,343	44
Waters Corp *	330	98
West Pharmaceutical Services Inc	250	63
Xencor Inc *	1,686	20
Zimmer Biomet Holdings Inc	1,054	95
Zoetis Inc, Cl A	3,605	426

		53,916
Industrials — 9.3%
3M Co	1,290	187
A O Smith Corp	1,708	113
AAON Inc	288	24
ABM Industries Inc	3,427	132
ACCO Brands Corp	5,214	16
Acuity Inc	84	24
AEBI SCHMIDT HOLDING AG	446	4
AerSale Corp *	15,680	98
AGCO Corp	149	17
Air Lease Corp, Cl A	1,053	68
Alamo Group Inc	86	14
Alaska Air Group Inc *	2,673	98
Albany International Corp, Cl A	1,310	68
Allegion plc	855	124
Allient Inc	2,036	120
Allison Transmission Holdings Inc	1,098	129
American Airlines Group Inc *	405	4
American Woodmark Corp *	461	18
AMETEK Inc	794	170
API Group Corp *	2,617	106
Apogee Enterprises Inc	1,229	41
Applied Industrial Technologies Inc	492	131
ArcBest Corp	336	33
Archer Aviation Inc, Cl A *	8,254	43

8	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arcosa Inc	1,128	$120
Argan Inc	310	169
Armstrong World Industries Inc	161	27
Array Technologies Inc *	7,510	54
Astec Industries Inc	204	11
Astronics Corp *	1,471	98
ATI Inc *	1,143	166
Atkore Inc	453	27
Atmus Filtration Technologies Inc	1,767	100
Automatic Data Processing Inc	6,965	1,415
Avis Budget Group Inc *	445	65
Axon Enterprise Inc *	1,902	808
AZZ Inc	1,071	134
Bloom Energy Corp, Cl A *	1,624	220
Brink's Co/The	540	56
Broadridge Financial Solutions Inc	469	76
Byrna Technologies Inc *	4,312	40
Cadre Holdings Inc	2,729	84
Carlisle Cos Inc	311	104
Carpenter Technology Corp	497	196
Carrier Global Corp	6,184	348
Casella Waste Systems Inc, Cl A *	794	63
CBIZ Inc *	1,206	32
CECO Environmental Corp *	1,494	89
CH Robinson Worldwide Inc	148	25
Chart Industries Inc *	576	119
Cimpress PLC *	398	29
Cintas Corp	6,448	1,091
Clarivate PLC *	11,944	30
Clean Harbors Inc *	137	39
CNH Industrial NV	7,547	83
Comfort Systems USA Inc	116	160
Concentrix Corp	387	11
Construction Partners Inc, Cl A *	391	43
Copart Inc *	5,136	171
Core & Main Inc, Cl A *	1,715	85
Crane Co	135	23
CSG Systems International Inc	965	77
CSW Industrials Inc	116	30
CSX Corp	29,082	1,194
Cummins Inc	3,179	1,710
Custom Truck One Source Inc *	15,463	102
Deere & Co	3,808	2,145
Delta Air Lines Inc	2,139	142
Deluxe Corp	981	27
Distribution Solutions Group Inc *	3,044	80
DNOW Inc *	7,772	93
Donaldson Co Inc	202	17
Dover Corp	383	80
Dycom Industries Inc *	268	91
EMCOR Group Inc	172	127
Emerson Electric Co	1,464	192
Energy Recovery Inc *	5,869	59
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Enerpac Tool Group Corp, Cl A	2,369	$86
EnerSys	664	115
Enovix Corp *	4,020	21
Enpro Inc	501	126
Enviri Corp *	7,225	142
Eos Energy Enterprises Inc *	7,025	35
Equifax Inc	64	12
Esab Corp	485	47
ESCO Technologies Inc	382	107
Eve Holding Inc *	20,585	51
Everus Construction Group Inc *	97	11
ExlService Holdings Inc *	680	21
Expeditors International of Washington Inc	746	107
Exponent Inc	135	9
Fastenal Co	484	22
Federal Signal Corp	1,042	113
FedEx Corp	391	139
Ferguson Enterprises Inc	582	136
Firefly Aerospace Inc *	4,772	136
Flowserve Corp	239	18
Fluence Energy Inc, Cl A *	5,301	73
Forrester Research Inc *	1,169	7
Fortune Brands Innovations Inc	174	7
Forward Air Corp *	144	2
Franklin Electric Co Inc	180	17
FTAI Aviation Ltd	606	148
FTI Consulting Inc *	443	78
Gates Industrial Corp PLC *	886	20
GE Vernova Inc	2,450	2,138
Generac Holdings Inc *	203	40
General Electric Co	9,855	2,797
Genpact Ltd	5,562	207
Gibraltar Industries Inc *	164	7
Graco Inc	223	19
Granite Construction Inc	1,175	141
Great Lakes Dredge & Dock Corp *	4,289	—
Greenbrier Cos Inc/The	1,583	83
GXO Logistics Inc *	1,041	54
Healthcare Services Group Inc *	422	8
Helios Technologies Inc	1,091	71
Herc Holdings Inc	1,012	101
Hertz Global Holdings Inc *	15,111	70
Hexcel Corp	13,176	1,066
HNI Corp	1,912	64
Howmet Aerospace Inc	8,010	1,846
Hubbell Inc, Cl B	78	38
Huron Consulting Group Inc *	801	102
ICF International Inc	545	36
IDEX Corp	68	13
Illinois Tool Works Inc	700	182
Ingersoll Rand Inc	11,165	895
Insperity Inc	592	16
Interface Inc, Cl A	3,174	79

New Covenant Funds	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intuitive Machines Inc, Cl A *	4,761	$88
ITT Inc	918	175
JB Hunt Transport Services Inc	437	93
JBT Marel Corp	439	56
JetBlue Airways Corp *	837	4
Joby Aviation Inc *	6,719	55
Johnson Controls International plc	8,308	1,088
Kadant Inc	65	19
Karman Holdings Inc *	1,517	121
Kelly Services Inc, Cl A	2,214	20
Kennametal Inc	1,343	49
Kforce Inc	444	13
Kirby Corp *	1,032	137
Knight-Swift Transportation Holdings Inc, Cl A	1,357	78
Korn Ferry	1,193	75
Landstar System Inc	83	13
Lennox International Inc	44	20
Lincoln Electric Holdings Inc	1,027	256
Lindsay Corp	91	11
Liquidity Services Inc *	2,249	69
Loar Holdings Inc *	1,413	81
Luxfer Holdings PLC	3,194	39
Lyft Inc, Cl A *	7,511	100
ManpowerGroup Inc	3,586	106
Marten Transport Ltd	592	8
Masco Corp	245	15
MasTec Inc *	420	135
Masterbrand Inc *	174	1
Matson Inc	1,273	209
Maximus Inc	682	44
McGrath RentCorp	666	73
Middleby Corp/The *	103	14
MillerKnoll Inc	2,900	42
Montrose Environmental Group Inc *	4,353	95
MSC Industrial Direct Co Inc, Cl A	1,115	103
Mueller Industries Inc	1,102	122
NANO Nuclear Energy Inc *	3,038	62
Nextpower Inc, Cl A *	1,774	214
Nordson Corp	600	160
Norfolk Southern Corp	2,628	754
NuScale Power Corp *	3,629	39
nVent Electric PLC	457	54
Old Dominion Freight Line Inc	84	16
Omega Flex Inc	70	2
OPENLANE Inc *	2,303	67
Oshkosh Corp	1,729	255
Otis Worldwide Corp	2,457	189
Owens Corning	4,032	436
PACCAR Inc	1,004	116
Parker-Hannifin Corp	533	477
Paychex Inc	948	87
Paycom Software Inc	194	24
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Paylocity Holding Corp *	417	$45
Pentair PLC	245	21
Pitney Bowes Inc	11,792	130
Planet Labs PBC *	4,815	135
Plug Power Inc *	41,383	94
Powell Industries Inc	368	199
Primoris Services Corp	784	112
Proto Labs Inc *	91	5
Quanta Services Inc	911	500
RB Global Inc	132	13
RBC Bearings Inc *	64	35
Red Cat Holdings Inc *	6,884	90
Redwire Corp *	4,787	41
Regal Rexnord Corp	1,068	200
Republic Services Inc, Cl A	969	212
Resideo Technologies Inc *	3,442	116
Resources Connection Inc	7,466	28
Robert Half Inc	806	20
ROCKET LAB CORP *	4,937	317
Rockwell Automation Inc	1,620	581
Rollins Inc	2,503	134
RXO Inc *	1,041	15
Ryder System Inc	637	130
Saia Inc *	96	34
Schneider National Inc, Cl B	521	14
Sensata Technologies Holding PLC	4,273	150
Shoals Technologies Group Inc, Cl A *	12,979	85
Simpson Manufacturing Co Inc	643	110
SiteOne Landscape Supply Inc *	361	48
Snap-on Inc	318	115
Southwest Airlines Co	322	12
SPX Technologies Inc *	999	200
Standex International Corp	421	107
Stanley Black & Decker Inc	1,349	96
Sterling Infrastructure Inc *	474	193
Sunrun Inc *	1,979	27
Tennant Co	639	42
Terex Corp	341	20
Tetra Tech Inc	2,820	85
TIC Solutions Inc *	931	6
Timken Co/The	204	21
Toro Co/The	1,175	110
Trane Technologies PLC	2,367	986
TransUnion	135	9
Trex Co Inc *	1,134	41
TriNet Group Inc	877	32
Trinity Industries Inc	511	16
TrueBlue Inc *	6,393	25
TTEC Holdings Inc *	202	1
Tutor Perini Corp	1,345	104
Uber Technologies Inc *	20,446	1,471
UFP Industries Inc	196	18
U-Haul Holding Co *	28	1

10	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
U-Haul Holding Co, Cl B	252	$11
UniFirst Corp/MA	235	59
Union Pacific Corp	4,000	970
United Airlines Holdings Inc *	289	27
United Parcel Service Inc, Cl B	1,814	178
United Rentals Inc	1,306	951
Upwork Inc *	3,753	41
Valmont Industries Inc	76	30
Veralto Corp	1,397	124
Verisk Analytics Inc, Cl A	1,729	328
Vertiv Holdings Co, Cl A	2,378	596
Vestis Corp	130	1
Vicor Corp *	1,342	216
Wabash National Corp	3,217	28
Waste Management Inc	6,467	1,486
Watsco Inc	52	19
Watts Water Technologies Inc, Cl A	507	147
WESCO International Inc	2,144	587
Westinghouse Air Brake Technologies Corp	465	116
WillScot Holdings Corp, Cl A	590	10
Worthington Enterprises Inc	223	12
WW Grainger Inc	1,175	1,282
Xylem Inc/NY	8,239	985
Zurn Elkay Water Solutions Corp	1,629	73

		48,446
Information Technology — 30.5%
8x8 Inc *	2,725	5
Accenture PLC, Cl A	8,189	1,624
ACI Worldwide Inc *	1,373	56
Adeia Inc	2,351	56
Adobe Inc *	4,882	1,187
ADTRAN Holdings Inc *	979	12
Advanced Micro Devices Inc *	14,789	3,009
Agilysys Inc *	323	23
Akamai Technologies Inc *	3,151	362
Alarm.com Holdings Inc *	1,192	51
Allegro MicroSystems Inc *	2,638	83
Ambarella Inc *	160	8
Amdocs Ltd	1,366	89
Amkor Technology Inc	2,170	98
Amphenol Corp, Cl A	6,663	842
Analog Devices Inc	2,426	772
Appian Corp, Cl A *	1,246	30
Apple Inc	120,550	30,594
Applied Materials Inc	8,268	2,826
Applied Optoelectronics Inc *	1,023	87
AppLovin Corp, Cl A *	1,260	501
Arista Networks Inc *	5,405	664
Arlo Technologies Inc *	7,542	107
Arrow Electronics Inc *	1,149	165
Asana Inc, Cl A *	3,091	20
ASGN Inc *	146	6
Astera Labs Inc *	656	72
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Atlassian Corp, Cl A *	76	$5
Autodesk Inc *	2,496	598
Avnet Inc	325	20
Axcelis Technologies Inc *	951	88
Badger Meter Inc	484	74
Belden Inc	155	18
Benchmark Electronics Inc	1,447	81
Bentley Systems Inc, Cl B	1,422	50
BILL Holdings Inc *	185	7
Blackbaud Inc *	629	24
BlackLine Inc *	185	7
Box Inc, Cl A *	539	13
Broadcom Inc	38,900	12,040
Cadence Design Systems Inc *	3,414	949
Calix Inc *	1,804	88
CDW Corp/DE	806	98
Cerence Inc *	493	3
Ciena Corp *	1,223	475
Cirrus Logic Inc *	640	93
Cisco Systems Inc	46,734	3,626
Cloudflare Inc, Cl A *	493	102
Cognex Corp	203	10
Cognizant Technology Solutions Corp, Cl A	1,661	102
Coherent Corp *	265	63
Commerce.com Inc *	3,803	10
CommVault Systems Inc *	219	17
Consensus Cloud Solutions Inc *	180	4
Corning Inc	6,104	830
Crane NXT Co	135	5
Crowdstrike Holdings Inc, Cl A *	1,122	438
CTS Corp	301	14
Datadog Inc, Cl A *	1,589	188
Dell Technologies Inc, Cl C	968	159
DocuSign Inc, Cl A *	1,618	77
Dolby Laboratories Inc, Cl A	731	44
Domo Inc, Cl B *	297	1
Dropbox Inc, Cl A *	2,914	66
D-Wave Quantum Inc *	3,215	46
Dynatrace Inc *	465	17
Elastic NV *	183	9
Enphase Energy Inc *	60	2
Everpure Inc, Cl A *	685	40
Extreme Networks Inc *	4,187	63
F5 Inc *	389	113
Fabrinet *	235	123
Fair Isaac Corp *	16	17
Fastly Inc, Cl A *	905	26
First Solar Inc *	1,385	273
Five9 Inc *	93	1
Flex Ltd *	2,086	137
FormFactor Inc *	353	34
Fortinet Inc *	5,251	429
Gartner Inc *	224	35

New Covenant Funds	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gen Digital Inc	4,737	$89
Gitlab Inc, Cl A *	2,458	53
GLOBALFOUNDRIES Inc *	1,732	77
Globant SA *	271	12
GoDaddy Inc, Cl A *	1,102	91
Guidewire Software Inc *	894	134
Hackett Group Inc/The	3,129	41
HubSpot Inc *	322	79
Insight Enterprises Inc *	132	9
Intel Corp *	43,413	1,916
InterDigital Inc	626	189
International Business Machines Corp	9,111	2,208
Intuit Inc	3,309	1,431
IonQ Inc *	1,420	41
IPG Photonics Corp *	558	64
Itron Inc *	588	53
Jabil Inc	665	177
Keysight Technologies Inc *	5,247	1,482
Kimball Electronics Inc *	2,142	51
KLA Corp	1,322	1,947
Knowles Corp *	2,314	59
Kulicke & Soffa Industries Inc	764	50
Kyndryl Holdings Inc *	2,624	34
Lam Research Corp	14,503	3,099
Lattice Semiconductor Corp *	369	34
Littelfuse Inc	60	20
Lumentum Holdings Inc *	660	464
Manhattan Associates Inc *	522	69
MARA Holdings Inc *	3,468	28
Marvell Technology Inc	7,143	707
Methode Electronics Inc	14,933	82
Microchip Technology Inc	1,268	82
Micron Technology Inc	9,194	3,106
Microsoft Corp	63,773	23,607
MKS Inc	103	24
MongoDB Inc, Cl A *	574	140
Monolithic Power Systems Inc	64	70
N-able Inc/US *	317	1
nCino Inc *	3,450	52
NCR Voyix Corp *	334	2
NetApp Inc	1,006	103
NETGEAR Inc *	3,441	75
NetScout Systems Inc *	2,073	66
Novanta Inc *	98	12
Nutanix Inc, Cl A *	359	14
NVIDIA Corp	196,526	34,274
Okta Inc, Cl A *	812	64
ON Semiconductor Corp *	1,757	109
OneSpan Inc	6,246	66
Oracle Corp	16,406	2,413
OSI Systems Inc *	497	132
PagerDuty Inc *	1,821	11
Palantir Technologies Inc, Cl A *	15,379	2,250
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Palo Alto Networks Inc *	7,672	$1,230
Pegasystems Inc	300	13
Plexus Corp *	589	119
Power Integrations Inc	196	10
Procore Technologies Inc *	1,013	58
Progress Software Corp *	1,206	31
PTC Inc *	677	96
Qnity Electronics Inc	680	78
Qorvo Inc *	100	8
QUALCOMM Inc	10,218	1,316
Qualys Inc *	591	52
Rambus Inc *	1,298	112
Rapid7 Inc *	393	2
RingCentral Inc, Cl A	699	26
Riot Platforms Inc *	3,379	42
Rogers Corp *	392	42
Roper Technologies Inc	193	68
Salesforce Inc	5,945	1,110
Sandisk Corp/DE *	1,062	674
Sanmina Corp *	189	24
ScanSource Inc *	1,292	47
Semtech Corp *	1,000	77
ServiceNow Inc *	11,215	1,173
Silicon Laboratories Inc *	437	91
Skyworks Solutions Inc	308	16
Snowflake Inc, Cl A *	2,213	334
SPS Commerce Inc *	152	8
Strategy Inc, Cl A *	438	55
Super Micro Computer Inc *	1,220	28
Synaptics Inc *	142	10
Synopsys Inc *	1,467	582
TD SYNNEX Corp	387	65
Teledyne Technologies Inc *	31	19
Teradata Corp *	2,108	54
Teradyne Inc	945	280
Terawulf Inc *	9,405	136
Texas Instruments Inc	5,122	994
Trimble Inc *	2,035	133
TTM Technologies Inc *	1,170	114
Tucows Inc, Cl A *	170	3
Twilio Inc, Cl A *	869	109
Tyler Technologies Inc *	177	61
Ubiquiti Inc	48	38
UiPath Inc, Cl A *	4,174	46
Unisys Corp *	689	1
Unity Software Inc *	2,638	58
Universal Display Corp	847	78
Varonis Systems Inc, Cl B *	327	7
VeriSign Inc	494	123
ViaSat Inc *	693	32
Viavi Solutions Inc *	3,355	112
Vistance Networks Inc *	6,681	122
Western Digital Corp	2,423	655

12	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Workday Inc, Cl A *	2,079	$270
Workiva Inc, Cl A *	1,224	73
Xperi Inc *	940	5
Zebra Technologies Corp, Cl A *	438	92
Zoom Communications Inc, Cl A *	2,001	161
Zscaler Inc *	336	47

		158,084
Materials — 2.6%
AdvanSix Inc	1,143	28
Air Products and Chemicals Inc	505	147
Albemarle Corp	752	135
Alcoa Corp	4,188	278
Amcor PLC	2,261	90
Anglogold Ashanti Plc	1,508	147
AptarGroup Inc	854	108
Ardagh Metal Packaging SA	35,612	144
Ashland Inc	152	9
Avery Dennison Corp	88	15
Avient Corp	1,216	44
Axalta Coating Systems Ltd *	3,085	86
Balchem Corp	107	18
Ball Corp	13,648	807
Cabot Corp	238	18
Celanese Corp, Cl A	93	6
CF Industries Holdings Inc	1,865	242
Chemours Co/The	2,832	62
Cleveland-Cliffs Inc *	6,197	52
Coeur Mining Inc *	6,945	130
Commercial Metals Co	1,211	74
Compass Minerals International Inc *	851	20
Constellium SE, Cl A *	4,520	111
Corteva Inc	885	74
CRH PLC	1,464	154
Crown Holdings Inc	7,063	708
Dow Inc	6,392	266
DuPont de Nemours Inc	1,359	62
Eagle Materials Inc	126	24
Eastman Chemical Co	1,175	90
Ecolab Inc	1,333	355
Element Solutions Inc	3,720	127
FMC Corp	2,400	41
Freeport-McMoRan Inc	20,422	1,200
Graphic Packaging Holding Co	681	7
Greif Inc, Cl A	1,122	75
HB Fuller Co	158	10
Huntsman Corp	475	6
Ingevity Corp *	563	40
Innospec Inc	499	36
International Flavors & Fragrances Inc	2,307	167
International Paper Co	360	13
James Hardie Industries PLC *	2,137	41
Knife River Corp *	96	8
Linde PLC	6,164	3,056
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Louisiana-Pacific Corp	1,155	$84
LyondellBasell Industries NV, Cl A	2,182	176
Martin Marietta Materials Inc	397	234
Metallus Inc *	5,421	89
Minerals Technologies Inc	182	13
Mosaic Co/The	3,590	92
MP Materials Corp *	1,514	73
Newmont Corp	17,630	1,909
Novagold Resources Inc *	1,266	11
Nucor Corp	864	146
O-I Glass Inc, Cl I *	6,696	70
Packaging Corp of America	101	21
PPG Industries Inc	1,096	117
Quaker Chemical Corp	55	7
Reliance Inc	412	125
Royal Gold Inc	512	130
Scotts Miracle-Gro Co/The	163	10
Sealed Air Corp	293	12
Sensient Technologies Corp	161	14
Sherwin-Williams Co/The	392	126
Smurfit WestRock PLC	336	13
Sonoco Products Co	185	10
Southern Copper Corp	287	49
Steel Dynamics Inc	545	98
Stepan Co	138	7
Sylvamo Corp	32	1
TriMas Corp	1,583	57
Tronox Holdings PLC	4,385	43
United States Lime & Minerals Inc	490	64
Vulcan Materials Co	407	111
Warrior Met Coal Inc	969	90
Westlake Corp	137	16
Worthington Steel Inc	223	7

		13,356
Real Estate — 2.2%
Acadia Realty Trust ‡	1,946	37
Agree Realty Corp ‡	736	56
Alexandria Real Estate Equities Inc ‡	846	39
American Healthcare REIT Inc ‡	2,298	108
American Homes 4 Rent, Cl A ‡	375	10
American Tower Corp, Cl A ‡	1,330	230
Apple Hospitality REIT Inc ‡	718	8
AvalonBay Communities Inc ‡	3,261	533
Brandywine Realty Trust ‡	14,492	39
Brixmor Property Group Inc ‡	4,703	135
BXP Inc ‡	1,468	76
Camden Property Trust ‡	125	12
CareTrust REIT Inc ‡	2,438	89
CBRE Group Inc, Cl A *	9,838	1,333
Community Healthcare Trust Inc ‡	1,136	18
Compass Inc, Cl A *	6,636	49
COPT Defense Properties ‡	3,986	122
CoStar Group Inc *	1,627	66

New Covenant Funds	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cousins Properties Inc ‡	289	$7
Crown Castle Inc ‡	1,133	92
CubeSmart ‡	377	14
Curbline Properties Corp ‡	1,866	48
Cushman & Wakefield Ltd *	2,593	32
DiamondRock Hospitality Co ‡	4,575	43
Digital Realty Trust Inc ‡	640	115
Douglas Emmett Inc ‡	448	4
EastGroup Properties Inc ‡	306	57
Empire State Realty Trust Inc, Cl A ‡	5,592	29
EPR Properties ‡	735	37
Equinix Inc ‡	343	336
Equity LifeStyle Properties Inc ‡	167	10
Equity Residential ‡	1,954	116
Essential Properties Realty Trust Inc ‡	2,028	62
Essex Property Trust Inc ‡	454	110
Extra Space Storage Inc ‡	634	83
Federal Realty Investment Trust ‡	114	12
First Industrial Realty Trust Inc ‡	263	15
Four Corners Property Trust Inc ‡	1,848	44
Gaming and Leisure Properties Inc ‡	283	13
Healthcare Realty Trust Inc, Cl A ‡	392	7
Healthpeak Properties Inc ‡	5,007	82
Highwoods Properties Inc ‡	247	5
Host Hotels & Resorts Inc ‡	5,040	97
Howard Hughes Holdings Inc *	795	50
Hudson Pacific Properties Inc *‡	354	2
Innovative Industrial Properties Inc, Cl A ‡	59	3
Invitation Homes Inc ‡	1,509	38
Iron Mountain Inc ‡	1,014	104
JBG SMITH Properties ‡	2,065	30
Jones Lang LaSalle Inc *	881	268
Kilroy Realty Corp ‡	2,593	73
Kimco Realty Corp ‡	7,790	175
Kite Realty Group Trust ‡	3,286	81
Lamar Advertising Co, Cl A ‡	1,059	134
LTC Properties Inc ‡	1,142	42
LXP Industrial Trust ‡	193	9
Macerich Co/The ‡	5,508	104
Marcus & Millichap Inc	1,380	37
Medical Properties Trust Inc ‡	2,513	12
Mid-America Apartment Communities Inc ‡	318	39
Millrose Properties Inc ‡	61	2
NET Lease Office Properties ‡	10	—
Newmark Group Inc, Cl A	3,753	56
Omega Healthcare Investors Inc ‡	1,229	54
Outfront Media Inc ‡	1,942	51
Park Hotels & Resorts Inc ‡	1,996	21
Pebblebrook Hotel Trust ‡	1,899	24
Piedmont Realty Trust Inc, Cl A ‡	2,333	15
Prologis Inc ‡	13,727	1,814
Public Storage ‡	384	104
Rayonier Inc ‡	2,160	45
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
RE/MAX Holdings Inc, Cl A *	1,292	$7
Realty Income Corp ‡	2,112	129
Regency Centers Corp ‡	16,124	1,220
Rexford Industrial Realty Inc ‡	241	8
RLJ Lodging Trust ‡	2,849	21
RMR Group Inc/The, Cl A	1,095	17
Ryman Hospitality Properties Inc ‡	577	53
Sabra Health Care REIT Inc ‡	5,693	109
Safehold Inc ‡	968	13
SBA Communications Corp, Cl A ‡	684	118
Seaport Entertainment Group Inc *	88	2
Service Properties Trust ‡	483	1
Simon Property Group Inc ‡	698	130
SITE Centers Corp ‡	933	5
SL Green Realty Corp ‡	2,468	91
St Joe Co/The	460	29
STAG Industrial Inc ‡	359	13
Summit Hotel Properties Inc ‡	4,173	18
Sun Communities Inc ‡	272	34
Tanger Inc ‡	647	22
UDR Inc ‡	250	8
Urban Edge Properties ‡	2,679	54
Ventas Inc ‡	2,183	179
VICI Properties Inc, Cl A ‡	3,317	91
Vornado Realty Trust ‡	2,903	75
Welltower Inc ‡	3,308	654
Weyerhaeuser Co ‡	17,005	415
WP Carey Inc ‡	149	10
Xenia Hotels & Resorts Inc ‡	2,347	35
Zillow Group Inc, Cl A *	3,500	145
Zillow Group Inc, Cl C *	230	10

		11,533
Utilities — 2.5%
AES Corp/The	5,282	74
Alliant Energy Corp	213	15
Ameren Corp	141	16
American Electric Power Co Inc	8,825	1,157
American States Water Co	580	44
American Water Works Co Inc	2,717	370
Atmos Energy Corp	461	85
Avista Corp	2,860	115
Black Hills Corp	1,470	102
Brookfield Infrastructure Corp, Cl A	1,827	72
Brookfield Renewable Corp	2,803	112
California Water Service Group	1,995	90
CenterPoint Energy Inc	434	19
Clearway Energy Inc, Cl A	3,206	126
Clearway Energy Inc, Cl C	456	18
CMS Energy Corp	4,980	386
Consolidated Edison Inc	7,823	885
Constellation Energy Corp	1,248	349
Dominion Energy Inc	2,121	131
DTE Energy Co	876	128

14	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Duke Energy Corp	11,833	$1,549
Edison International	3,288	241
Entergy Corp	4,552	511
Essential Utilities Inc	331	13
Evergy Inc	180	15
Eversource Energy	10,983	761
Exelon Corp	14,031	688
FirstEnergy Corp	1,531	78
H2O America	716	42
Hawaiian Electric Industries Inc *	249	4
IDACORP Inc, Cl Rights	108	15
MDU Resources Group Inc	386	8
MGE Energy Inc	631	49
National Fuel Gas Co	223	21
New Jersey Resources Corp	1,111	61
NextEra Energy Inc	26,367	2,449
NiSource Inc	419	20
Northwest Natural Holding Co	699	37
Northwestern Energy Group Inc	1,598	105
NRG Energy Inc	323	47
OGE Energy Corp	261	13
Oklo Inc, Cl A *	1,163	58
ONE Gas Inc	1,415	122
Ormat Technologies Inc	644	72
PG&E Corp	692	12
Pinnacle West Capital Corp	1,420	143
Portland General Electric Co	894	47
PPL Corp	2,577	98
Public Service Enterprise Group Inc	210	17
Sempra	1,258	122
Southern Co/The	3,534	341
Southwest Gas Holdings Inc	1,209	105
Talen Energy Corp *	324	103
TXNM Energy Inc	975	57
UGI Corp	253	9
Vistra Corp	3,895	586
WEC Energy Group Inc	1,179	137
Xcel Energy Inc	1,637	130

		13,180

Total Common Stock
(Cost $190,803) ($ Thousands)		512,403

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡(A)	332	–
Novo Nordisk AS *‡‡	913	1
Total Rights
(Cost $—) ($ Thousands)		1
Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Xerox Holdings Corp, Expires 02/17/2028*	1	$–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	4,224,046	4,224
Total Cash Equivalent
(Cost $4,224) ($ Thousands)		4,224
Total Investments in Securities — 99.6%
(Cost $195,027) ($ Thousands)		$516,628

New Covenant Funds	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	6	Jun-2026	$763	$753	$(10)
S&P 500 Index E-Mini	12	Jun-2026	3,992	3,943	(49)
			$4,755	$4,696	$(59)

Percentages are based on Net Assets of $518,443 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,913	$32,400	$(34,089)	$—	$—	$4,224	$122	$—

Amounts designated as "—" are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

16	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 44.4%

Agency Mortgage-Backed Obligations — 36.1%
FHLMC
6.500%, 12/01/2035	$171	$177
6.276%, US0012M + 1.598%, 06/01/2047(A)	159	165
6.214%, US0012M + 1.625%, 10/01/2046(A)	270	279
6.000%, 03/01/2035	341	351
5.500%, 12/01/2036 to 09/01/2053	1,318	1,340
5.000%, 11/01/2035 to 01/01/2055	4,229	4,204
4.500%, 06/01/2038 to 10/01/2053	3,790	3,710
4.000%, 07/01/2037 to 02/01/2053	3,972	3,781
3.500%, 11/01/2042 to 11/01/2052	2,715	2,515
3.000%, 11/01/2043 to 06/01/2052	3,552	3,184
2.500%, 08/01/2030 to 01/01/2054	6,002	5,202
2.000%, 10/01/2040 to 04/01/2052	3,985	3,280
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.505%, 02/25/2035(A)	2,260	212
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.945%, 09/25/2030(A)	13,400	472
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.720%, 09/25/2027(A)	7,617	63
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.532%, 10/25/2031(A)	6,476	154
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.162%, SOFR30A + 1.500%, 10/25/2041(A)(B)	172	173
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.962%, SOFR30A + 1.300%, 02/25/2042(A)(B)	12	12
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	141	129
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	25	22
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	355	83
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	278
FHLMC, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	811	102
FHLMC, Ser 2024-5473, Cl BF
4.962%, SOFR30A + 1.300%, 11/25/2054(A)	379	381
FNMA
7.000%, 11/01/2037 to 11/01/2038	10	11
6.500%, 01/01/2038	17	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.278%, US0012M + 1.700%, 03/01/2036(A)	$15	$15
5.893%, 01/01/2036(A)	17	17
5.500%, 02/01/2035 to 11/01/2053	2,131	2,168
5.000%, 07/01/2047 to 11/01/2054	5,802	5,803
4.500%, 02/01/2035 to 08/01/2058	6,148	6,013
4.000%, 09/01/2038 to 06/01/2057	8,402	8,031
3.500%, 02/01/2036 to 03/01/2057	6,636	6,215
3.000%, 07/01/2035 to 03/01/2052	5,092	4,595
2.500%, 03/01/2035 to 09/01/2061	10,225	8,921
2.000%, 07/01/2031 to 04/01/2052	7,610	6,303
FNMA or FHLMC TBA
2.000%, 05/15/2056	3,275	2,636
FNMA TBA
5.500%, 04/15/2056	575	578
5.000%, 04/15/2056	3,625	3,575
4.500%, 04/15/2056	4,675	4,511
4.000%, 05/01/2039 to 04/15/2056	3,875	3,655
3.500%, 05/15/2056	7,950	7,281
3.000%, 05/15/2056	800	702
2.500%, 05/01/2043	4,125	3,466
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	193	194
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	58	60
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	101	92
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	123	109
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	52	48
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	112	68
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	196	158
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	75	66
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	807	101
GNMA
5.500%, 02/20/2037 to 05/20/2053	1,572	1,596
5.000%, 12/20/2038 to 11/20/2053	1,720	1,722
4.600%, 09/15/2034	530	527
4.500%, 05/20/2040 to 12/20/2050	1,313	1,296
4.000%, 01/15/2041 to 11/20/2049	1,323	1,264
3.500%, 06/20/2044 to 06/20/2052	1,206	1,121
3.000%, 03/20/2052	75	67
2.500%, 01/20/2051 to 09/20/2051	2,502	2,155
2.000%, 02/20/2052	990	818
GNMA TBA
5.500%, 04/15/2056	325	327
5.000%, 04/15/2056	600	594
4.500%, 04/15/2056	150	145

New Covenant Funds	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 04/15/2045	$2,550	$2,388
3.500%, 05/15/2041	1,625	1,483
3.000%, 04/15/2056	400	357
2.500%, 04/15/2048	2,525	2,172
GNMA, Ser 108, Cl IO, IO
0.971%, 06/16/2061(A)	3,109	217
GNMA, Ser 113, Cl IO, IO
1.137%, 02/16/2058(A)	3,307	196
GNMA, Ser 182, Cl IA, IO
0.700%, 06/16/2063	4,687	200
GNMA, Ser 2012-34, Cl SA, IO
2.261%, 03/20/2042(A)	12	1
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	33	32
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	166	138
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	157	132
GNMA, Ser 2022-9, Cl GA
2.000%, 01/20/2052	134	111
		124,738

Non-Agency Mortgage-Backed Obligations — 8.3%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
4.850%, US0001M + 0.880%, 09/15/2034(A)(B)	130	129
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	567	568
ALA Trust 2025-OANA, Ser OANA, Cl A
5.416%, TSFR1M + 1.743%, 06/15/2040(A)(B)	425	426
Angel Oak Mortgage Trust 2026-1, Ser 2026-1, Cl A1
4.747%, 02/25/2071(A)(B)	423	419
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	410	365
BANK 2022-BNK42, Ser BNK42, Cl A5
4.493%, 06/15/2055(A)	450	438
BANK5 2023-5YR3, Ser 5YR3, Cl A2
6.255%, 09/15/2056	400	411
BBCMS Mortgage Trust 2024-5C29, Ser 5C29, Cl A3
5.208%, 09/15/2057	854	869
BBCMS Mortgage Trust, Ser 5C25, Cl A3
5.946%, 03/15/2057	759	784
Benchmark 2024-V6 Mortgage Trust, Ser V6, Cl A3
5.926%, 03/15/2057	819	845
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	571

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BMO 2026-C14 Mortgage Trust, Ser C14, Cl A5
5.317%, 02/15/2059	$510	$516
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	5	4
BSTN Commercial Mortgage Trust 2025-1C, Ser 1C, Cl A
5.011%, 06/15/2044(A)(B)	294	299
BX Commercial Mortgage Trust, Ser XL4, Cl A
5.115%, TSFR1M + 1.442%, 02/15/2039(A)(B)	663	664
BX Trust 2025-VOLT, Ser VOLT, Cl A
5.373%, TSFR1M + 1.700%, 12/15/2044(A)(B)	567	565
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(B)	463	465
BX Trust, Ser VLT4, Cl B
5.613%, TSFR1M + 1.941%, 06/15/2041(A)(B)	250	248
BX Trust, Ser VLT6, Cl A
5.116%, TSFR1M + 1.443%, 03/15/2042(A)(B)	518	514
Chase Home Lending Mortgage Trust 2024-9, Ser 2024-9, Cl A4
5.500%, 09/25/2055(A)(B)	390	390
Chase Home Lending Mortgage Trust 2025-5, Ser 2025-5, Cl A4A
5.500%, 04/25/2056(A)(B)	335	335
Chase Home Lending Mortgage Trust Series 2025-12, Ser 2025-12, Cl A4A
5.500%, 09/25/2056(A)(B)	746	747
Chase Home Lending Mortgage Trust, Ser 2024-8, Cl A6A
5.500%, 08/25/2055(A)(B)	94	93
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.117%, 04/15/2042(A)(B)	450	456
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	80	80
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
3.994%, 02/25/2067(B)(C)	62	59
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.312%, SOFR30A + 1.650%, 12/25/2041(A)(B)	436	436
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(A)(B)	363	363
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	103	91

18	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	$659	$544
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	69	61
CSMC Trust, Ser 2022-NQM1, Cl A1
3.265%, 11/25/2066(A)(B)	290	263
DC Commercial Mortgage Trust, Ser 2023-DC, Cl A
6.314%, 09/12/2040(B)	410	418
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	190	176
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	216	184
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	72	65
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.361%, 02/25/2028(A)	301	295
GS Mortgage Securities Trust, Ser GC45, Cl A5
2.911%, 02/13/2053	889	839
GS Mortgage-Backed Securities Trust 2025-PJ4, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(A)(B)	295	295
GS Mortgage-Backed Securities Trust 2025-PJ7, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(B)	362	362
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	75	74
HILT COMMERCIAL MORTGAGE TRUST, Ser ORL, Cl A
5.214%, TSFR1M + 1.541%, 05/15/2037(A)(B)	400	400
Homes Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	352	354
JP Morgan Mortgage Trust Series 2025-11, Ser 2025-11, Cl A4
5.500%, 05/25/2056(A)(B)	785	786
JP Morgan Mortgage Trust, Ser 2025-5MPR, Cl A1B
5.592%, 11/25/2055(B)(C)	121	121
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.854%, 09/06/2038(A)(B)	510	506
JPMorgan Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	32	31
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	155	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2025-1, Cl A4A
5.500%, 06/25/2055(A)(B)	$362	$362
LBTY Commercial Mortgage Trust 2026-225L, Ser 225L, Cl A
4.593%, 02/10/2043(A)(B)	357	352
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	85	83
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1, Ser 5C1, Cl A3
5.635%, 03/15/2058	828	854
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	159	158
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C30, Cl A4
2.600%, 09/15/2049	77	76
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(A)(B)	271	272
New Residential Mortgage Loan Trust 2026-NQM2, Ser 2026-NQM2, Cl A1
4.743%, 12/25/2065(A)(B)	425	421
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	207
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	154	149
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	154	150
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	47	45
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	62	57
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	41	37
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(B)(C)	257	256
NYC Trust, Ser 3ELV, Cl A 5.664%, TSFR1M + 1.991%,
08/15/2029(A)(B)	475	476
NYO Commercial Mortgage Trust, Ser 1290, Cl A
4.883%, TSFR1M + 1.209%, 11/15/2038(A)(B)	345	344
OBX 2025-J3 Trust, Ser 2025-J3, Cl A5
5.000%, 10/25/2055(A)(B)	448	445

New Covenant Funds	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	$192	$158
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	159	132
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	100	84
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	172	149
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	254	230
OBX Trust, Ser 2024-NQM1, Cl A2
5.700%, 12/25/2064(B)(C)	456	458
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(B)(C)	148	150
PCY Trust 2026-FCMT, Ser FCMT, Cl A
5.153%, 04/05/2041(A)(B)	527	527
PMT Loan Trust 2026-CNF3, Ser 2026-CNF3, Cl A23
5.122%, SOFR30A + 1.450%, 04/25/2057(A)(B)	310	310
PMT Loan Trust 2026-INV3, Ser 2026-INV3, Cl A36
5.021%, SOFR30A + 1.350%, 02/25/2057(A)(B)	430	429
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	140	121
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	106	94
PRPM 2023-RCF2, Ser 2023-RCF2, Cl A1
4.000%, 11/25/2053(B)(C)	465	458
PRPM 2024-RPL1, Ser 2024-RPL1, Cl A1
4.200%, 12/25/2064(B)(C)	436	430
RCKT Mortgage Trust, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054(A)(B)	70	72
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	172	172
Sequoia Mortgage Trust, Ser 2024-6, Cl A5
6.000%, 07/27/2054(A)(B)	199	200
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	300	300
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	298	283
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(B)	510	454
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
5.693%, US0001M + 1.900%, 05/25/2058(A)(B)	100	100
TRTX, Ser 2025-FL6, Cl A
5.216%, TSFR1M + 1.537%, 09/18/2042(A)(B)	513	514

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser C16, Cl ASB
3.460%, 04/15/2052	$172	$170

		28,818

Total Mortgage-Backed Securities
(Cost $158,080) ($ Thousands)		153,556

U.S. TREASURY OBLIGATIONS — 33.9%
U.S. Treasury Bills
3.638%, 04/07/2026 (D)	1,375	1,374
3.633%, 05/21/2026 (D)	3,455	3,438
3.625%, 05/07/2026 (D)	3,455	3,442
U.S. Treasury Inflation Indexed Bonds
1.875%, 07/15/2035	1,328	1,322
U.S. Treasury Notes
4.250%, 03/31/2033	4,910	4,944
4.250%, 11/15/2034	2,425	2,424
4.250%, 05/15/2035	2,725	2,718
4.125%, 02/15/2036	943	928
4.000%, 05/31/2030	2,263	2,271
4.000%, 11/15/2035	1,040	1,014
3.875%, 03/31/2028	32,690	32,739
3.875%, 03/31/2031	27,380	27,292
3.625%, 08/31/2030	12,397	12,245
3.500%, 10/15/2028	2,890	2,868
3.500%, 12/15/2028	1,058	1,049
3.500%, 01/15/2029	2,583	2,561
3.500%, 03/15/2029	7,711	7,643
3.500%, 11/30/2030	4,364	4,284
3.500%, 02/28/2031	1,534	1,504
3.375%, 02/29/2028	1,225	1,215

Total U.S. Treasury Obligations
(Cost $117,482) ($ Thousands)		117,275

CORPORATE OBLIGATIONS — 19.0%
Communication Services — 1.1%
AT&T
4.700%, 08/15/2030	289	291
4.250%, 03/01/2027	150	150
2.550%, 12/01/2033	472	400
2.300%, 06/01/2027	120	117
Charter Communications Operating
4.400%, 04/01/2033	510	477
3.750%, 02/15/2028	200	196
Discovery Global Holdings
4.054%, 03/15/2029	60	58
Meta Platforms
4.875%, 11/15/2035	590	579

20	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
3.750%, 04/15/2027	$20	$20
3.500%, 04/15/2031	180	170
3.375%, 04/15/2029	219	212
2.550%, 02/15/2031	204	186
2.050%, 02/15/2028	20	19
Verizon Communications
2.550%, 03/21/2031	664	603
2.355%, 03/15/2032	546	477
		3,955

Consumer Discretionary — 1.3%
Amazon.com
3.300%, 04/13/2027	140	139
3.150%, 08/22/2027	470	464
1.200%, 06/03/2027	20	20
AutoNation
3.850%, 03/01/2032	95	88
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	357	352
Ferguson Finance
4.500%, 10/24/2028 (B)	459	457
3.250%, 06/02/2030 (B)	851	801
Home Depot
2.500%, 04/15/2027	450	443
Honda Motor
2.534%, 03/10/2027	632	621
Hyatt Hotels
5.050%, 03/30/2028	255	257
McDonald's MTN
3.800%, 04/01/2028	280	278
3.500%, 07/01/2027	10	10
Starbucks
4.800%, 05/15/2030	420	425
Volkswagen Group of America Finance
5.650%, 03/25/2032 (B)	230	234
		4,589

Consumer Staples — 0.5%
Ashtead Capital
5.800%, 04/15/2034 (B)	700	714
Kroger
7.700%, 06/01/2029	565	615
Rentokil Terminix Funding
5.000%, 04/28/2030 (B)	453	455
		1,784
Energy — 0.3%
Cheniere Energy
5.650%, 04/15/2034	518	533
Columbia Pipelines Operating
6.036%, 11/15/2033 (B)	250	264

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy Transfer
4.950%, 06/15/2028	$10	$10
Williams
3.750%, 06/15/2027	390	387
		1,194
Financials — 8.3%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,180
2.450%, 10/29/2026	190	188
American Express
5.016%, SOFR + 1.440%, 04/25/2031 (A)	520	529
4.918%, SOFR + 1.220%, 07/20/2033 (A)	630	631
Ares Strategic Income Fund
4.850%, 01/15/2029 (B)	346	335
Aviation Capital Group
4.800%, 10/24/2030 (B)	851	841
Bank of America
6.204%, SOFR + 1.990%, 11/10/2028 (A)	584	600
4.456%, SOFR + 0.870%, 02/06/2032 (A)	1,224	1,209
3.419%, US0003M + 1.040%, 12/20/2028 (A)	234	230
2.651%, SOFR + 1.220%, 03/11/2032 (A)	90	82
2.592%, SOFR + 2.150%, 04/29/2031 (A)	110	101
1.734%, SOFR + 0.960%, 07/22/2027 (A)	175	173
Bank of America MTN
4.250%, 10/22/2026	10	10
3.974%, US0003M + 1.210%, 02/07/2030 (A)	80	79
3.593%, US0003M + 1.370%, 07/21/2028 (A)	210	208
3.500%, 04/19/2026	130	130
Barclays
6.490%, SOFR + 2.220%, 09/13/2029 (A)	887	923
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	506
Brown & Brown
4.900%, 06/23/2030	676	675
Capital One Financial
7.149%, SOFR + 2.440%, 10/29/2027 (A)	189	192
4.927%, SOFR + 2.057%, 05/10/2028 (A)	30	30
CBRE Services
4.900%, 01/15/2033	529	522
4.800%, 06/15/2030	182	182

New Covenant Funds	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
4.658%, SOFR + 1.887%, 05/24/2028 (A)	$140	$140
4.542%, SOFR + 1.338%, 09/19/2030 (A)	776	773
4.450%, 09/29/2027	90	90
4.300%, 11/20/2026	40	40
3.785%, SOFR + 1.939%, 03/17/2033 (A)	50	47
3.668%, US0003M + 1.390%, 07/24/2028 (A)	340	337
2.520%, SOFR + 1.177%, 11/03/2032 (A)	110	97
Global Atlantic Finance
3.125%, 06/15/2031 (B)	1,026	899
Global Payments
4.500%, 11/15/2028	260	257
Goldman Sachs Group
5.536%, SOFR + 1.380%, 01/28/2036 (A)	35	36
4.223%, US0003M + 1.301%, 05/01/2029 (A)	650	646
3.615%, SOFR + 1.846%, 03/15/2028 (A)	30	30
3.500%, 11/16/2026	90	89
Golub Capital BDC
7.050%, 12/05/2028	164	168
Hercules Capital
3.375%, 01/20/2027	544	533
ING Groep
6.114%, SOFR + 2.090%, 09/11/2034 (A)	539	569
JPMorgan Chase
5.294%, SOFR + 1.460%, 07/22/2035 (A)	100	101
4.915%, SOFR + 0.800%, 01/24/2029 (A)	240	242
4.565%, SOFR + 1.750%, 06/14/2030 (A)	998	999
4.452%, US0003M + 1.330%, 12/05/2029 (A)	200	200
4.203%, US0003M + 1.260%, 07/23/2029 (A)	773	769
4.005%, US0003M + 1.120%, 04/23/2029 (A)	100	99
2.522%, SOFR + 2.040%, 04/22/2031 (A)	190	176
KKR Group Finance VI
3.750%, 07/01/2029 (B)	897	868
KKR Group Finance XII
4.850%, 05/17/2032 (B)	258	254
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	865	893

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marsh & McLennan
5.000%, 03/15/2035	$155	$154
Moody's
2.000%, 08/19/2031	1,000	880
Morgan Stanley
5.466%, SOFR + 1.730%, 01/18/2035 (A)	230	234
5.320%, SOFR + 1.555%, 07/19/2035 (A)	1,261	1,265
Morgan Stanley MTN
3.622%, SOFR + 3.120%, 04/01/2031 (A)	475	455
2.699%, SOFR + 1.143%, 01/22/2031 (A)	200	186
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (A)	395	394
4.204%, SOFR + 0.780%, 11/17/2028 (A)	150	149
NatWest Markets MTN
4.893%, 03/27/2031 (B)	894	896
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (B)	682	698
PNC Financial Services Group
6.875%, SOFR + 2.284%, 10/20/2034 (A)	834	921
SBA Tower Trust
4.831%, 10/15/2029 (B)	445	447
2.593%, 10/15/2031 (B)	996	891
State Street
5.159%, SOFR + 1.890%, 05/18/2034 (A)	520	526
UBS Group
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	575	509
US Bancorp
5.775%, SOFR + 2.020%, 06/12/2029 (A)	100	103
US Bancorp MTN
2.215%, SOFR + 0.730%, 01/27/2028 (A)	60	59
Wells Fargo
5.499%, SOFR + 1.780%, 01/23/2035 (A)	20	20
3.000%, 10/23/2026	190	189
Wells Fargo MTN
5.557%, SOFR + 1.990%, 07/25/2034 (A)	20	20
4.478%, SOFR + 4.032%, 04/04/2031 (A)	220	218
4.300%, 07/22/2027	200	200

22	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.393%, SOFR + 2.100%, 06/02/2028 (A)	$290	$283
		28,605

Health Care — 1.9%
AbbVie
4.800%, 03/15/2027	110	110
2.950%, 11/21/2026	20	20
Centene
2.500%, 03/01/2031	380	319
Cigna Group
5.250%, 01/15/2036	110	110
4.500%, 09/15/2030	110	110
4.375%, 10/15/2028	220	220
CVS Health
4.300%, 03/25/2028	164	163
1.875%, 02/28/2031	20	18
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	741	782
5.773%, 01/10/2033 (B)	252	256
Element Fleet Management
4.641%, 11/24/2030 (B)	712	702
Elevance Health
5.000%, 01/15/2036	265	259
4.100%, 05/15/2032	80	77
2.550%, 03/15/2031	1,198	1,081
Humana
5.750%, 12/01/2028	200	205
3.700%, 03/23/2029	160	155
2.150%, 02/03/2032	30	26
Medline Borrower
3.875%, 04/01/2029 (B)	875	846
Novartis Capital
4.900%, 03/18/2036	170	170
Pfizer
2.625%, 04/01/2030	100	94
Stryker
4.700%, 02/10/2028	420	424
UnitedHealth Group
5.150%, 07/15/2034	50	50
4.000%, 05/15/2029	200	198
3.875%, 12/15/2028	30	30
2.300%, 05/15/2031	20	18
2.000%, 05/15/2030	30	27
		6,470
Industrials — 0.9%
Amcor Finance USA
5.625%, 05/26/2033	40	41
Amcor Flexibles North America
5.100%, 03/17/2030	425	429
AptarGroup
4.750%, 03/30/2031	435	431

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carrier Global
2.722%, 02/15/2030	$625	$584
CRH America Finance
5.500%, 01/09/2035	689	704
John Deere Capital MTN
3.350%, 04/18/2029	934	910
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (B)	205	206
		3,305

Information Technology — 1.1%
Apple
2.450%, 08/04/2026	70	70
Dell International
5.000%, 04/01/2030	170	172
4.750%, 04/01/2028	255	257
Fiserv
5.625%, 08/21/2033	70	71
5.450%, 03/15/2034	290	288
4.550%, 02/15/2031	85	83
Foundry JV Holdco
5.500%, 01/25/2031 (B)	335	342
Genpact Luxembourg SARL
6.000%, 06/04/2029	469	482
Intel
2.000%, 08/12/2031	305	264
NXP BV
5.000%, 01/15/2033	916	912
Oracle
4.650%, 05/06/2030	70	68
3.800%, 11/15/2037	245	195
Paychex
5.100%, 04/15/2030	310	313
Salesforce
5.550%, 03/15/2036	170	169
		3,686

Real Estate — 1.0%
American Tower
5.900%, 11/15/2033	160	168
4.900%, 03/15/2030	175	177
2.900%, 01/15/2030	170	159
2.700%, 04/15/2031	190	172
American Tower Trust #1
5.490%, 03/15/2028 (B)	554	560
Crown Castle
2.100%, 04/01/2031	485	423
Equinix Asia Financing Pte
4.400%, 03/15/2031	220	215
Healthpeak OP
2.125%, 12/01/2028	769	724
Host Hotels & Resorts
5.700%, 06/15/2032	290	297

New Covenant Funds	23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Phillips Edison Grocery Center Operating Partnership I
4.750%, 03/15/2033	$125	$122
WP Carey
4.650%, 07/15/2030	380	378
		3,395

Utilities — 2.6%
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)	135	131
American Electric Power
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)	250	247
American Transmission Systems
2.650%, 01/15/2032 (B)	60	54
American Water Capital
2.800%, 05/01/2030	1,203	1,129
Commonwealth Edison
3.700%, 08/15/2028	468	463
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	521
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/2056 (A)	165	164
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	962
Entergy
5.875%, H15T5Y + 2.179%, 06/15/2056 (A)	205	202
Exelon
5.625%, 06/15/2035	343	351
Florida Power & Light
2.450%, 02/03/2032	544	487
Niagara Mohawk Power
4.647%, 10/03/2030 (B)	180	179
NSTAR Electric
1.950%, 08/15/2031	1,000	875
Oncor Electric Delivery
4.150%, 06/01/2032	300	291
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	533	524
3.594%, 06/01/2030	473	464
Southern
6.000%, H15T5Y + 1.993%, 04/01/2058 (A)	255	256
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)	425	421
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (B)	340	345
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/2056 (A)	260	255

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Electric Power
4.600%, 10/01/2034	$588	$579
		8,900

Total Corporate Obligations
(Cost $66,926) ($Thousands)		65,883

ASSET-BACKED SECURITIES — 10.4%

Automobile — 0.1%
Enterprise Fleet Financing 2025-4, Ser 2025-4, Cl A3
4.110%, 12/20/2029 (B)	534	531

Mortgage Related Securities — 0.1%
ABFC 2006-OPT1 Trust, Ser 2006-OPT1, Cl A3D
4.273%, TSFR1M + 0.594%, 09/25/2036 (A)	274	271
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (B)	48	43
		314

Other Asset-Backed Securities — 10.2%
Aimco CLO 11, Ser 2024-11A, Cl A1R2
5.008%, TSFR3M + 1.340%, 07/17/2037 (A)(B)	553	553
Aligned Data Centers Issuer, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (B)	260	257
Aligned Data Centers Issuer, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (B)	345	344
ALLO Issuer, Ser 2023-1A, Cl A2
6.200%, 06/20/2053 (B)	275	277
AMMC CLO 24, Ser 2024-24A, Cl AR
4.868%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	500	499
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	960	946
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)(C)	600	590
APIDOS CLO XLVIII, Ser 2024-48A, Cl A1
5.108%, TSFR3M + 1.440%, 07/25/2037 (A)(B)	284	284
ARES LX CLO, Ser 2026-60A, Cl AR2
4.628%, TSFR3M + 0.960%, 07/18/2034 (A)(B)	450	449

24	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bain Capital Credit CLO 2021-4, Ser 2026-4A, Cl A1RR
4.668%, TSFR3M + 1.000%, 10/20/2034 (A)(B)	$175	$175
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
4.760%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	425	425
Ballyrock CLO 20, Ser 2026-20A, Cl A1A3
4.722%, TSFR3M + 1.050%, 10/15/2036 (A)(B)	450	448
Barings CLO, Ser 2019-III, Cl A1RR
4.808%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	450	449
CARS-DB4, Ser 2020-1A, Cl A5
3.480%, 02/15/2050 (B)	415	409
CIFC Funding 2014-IV-R, Ser 2025-4RA, Cl A1A2
4.658%, TSFR3M + 0.990%, 01/17/2035 (A)(B)	714	713
Cifc Funding 2023-III, Ser 2026-3A, Cl A1R
4.863%, TSFR3M + 1.200%, 01/20/2039 (A)(B)	891	890
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/2045 (B)	328	308
CLI Funding VI, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (B)	103	96
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	260	260
Clover CLO, Ser 2021-3, Cl AR
4.738%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	450	449
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (B)	155	157
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (B)	1,004	946
Dryden 68 CLO, Ser 2024-68A, Cl ARR
4.772%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	400	400
Elmwood CLO 22, Ser 2025-1A, Cl AR
4.868%, TSFR3M + 1.200%, 04/17/2038 (A)(B)	355	354
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	668	660
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	412	406
Flatiron CLO 26, Ser 2024-4A, Cl A
5.002%, TSFR3M + 1.330%, 01/15/2038 (A)(B)	525	525
Flatiron RR CLO 22, Ser 2025-2A, Cl AR
4.582%, TSFR3M + 0.910%, 10/15/2034 (A)(B)	693	690

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Goldentree Loan Management US Clo 11, Ser 2024-11A, Cl AR
4.748%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	$415	$415
Golub Capital Partners CLO 53B, Ser 2025-53A, Cl AR
4.648%, TSFR3M + 0.980%, 07/20/2034 (A)(B)	430	429
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (B)	223	222
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (B)	335	330
HPS Loan Management 2021-16, Ser 2025-16A, Cl A1R
4.781%, TSFR3M + 1.110%, 01/23/2035 (A)(B)	400	399
LCM 29, Ser 2021-29A, Cl AR
5.004%, TSFR3M + 1.332%, 04/15/2031 (A)(B)	109	109
LCM 37, Ser 2024-37A, Cl A1R
4.732%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	377	377
Lightpath Fiber Issuer, Ser 2026-1A, Cl A2
5.597%, 03/25/2056 (B)	310	309
Magnetite XXIII, Ser 2026-23A, Cl AR2
4.637%, TSFR3M + 0.990%, 01/25/2035 (A)(B)	450	449
OCP CLO 2015-10, Ser 2024-10A, Cl AR3
4.978%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	880	880
Octagon Investment Partners 40, Ser 2025-1A, Cl BRR
5.218%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	470	469
Palmer Square CLO 2022-2, Ser 2024-2A, Cl AR
5.038%, TSFR3M + 1.370%, 07/20/2037 (A)(B)	523	523
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (B)	536	537
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (B)	929	913
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (B)	486	479
Rockford Tower CLO 2020-1, Ser 2025-1A, Cl A1RR
4.758%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	475	475
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	1,518	1,508

New Covenant Funds	25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	$686	$699
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	792	794
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.818%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	400	400
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (B)	702	708
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	583	539
Textainer Marine Containers VII, Ser 2020-2A, Cl A
2.100%, 09/20/2045 (B)	230	217
Textainer Marine Containers VII, Ser 2020-3A, Cl A
2.110%, 09/20/2045 (B)	250	239
Tricon Residential 2025-SFR2 Trust, Ser 2025-SFR2, Cl A
5.200%, 08/17/2044 (B)	484	482
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (B)	847	840
Trinitas CLO XIV, Ser 2025-14A, Cl A1R2
4.768%, TSFR3M + 1.100%, 01/25/2034 (A)(B)	435	435
Trinity Rail Leasing 2019-1, Ser 2019-1A, Cl A
3.820%, 04/17/2049 (B)	366	366
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	52	51
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	56	55
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	39	37
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	198	191
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	289	275
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	245	231
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	147	138
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	194	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	$780	$750
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	543	525
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	801	773
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	397	380
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	755	763
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	753	762
Valley Stream Park CLO, Ser 2024-1A, Cl ARR
4.858%, TSFR3M + 1.190%, 01/20/2037 (A)(B)	450	450
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (B)	892	885
Voya CLO 2017-3, Ser 2025-3A, Cl A1RR
4.728%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	500	499
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (B)	588	544
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (B)	252	223
		35,216

Total Asset-Backed Securities
(Cost $36,290) ($Thousands)		36,061

MUNICIPAL BONDS — 1.0%
California — 0.2%
California State, Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	566

Georgia — 0.1%
Georgia State, Higher Education Facilities Authority, RB
4.863%, 01/01/2034	315	320

Iowa — 0.0%
Iowa State, Student Loan Liquidity, Ser A, RB
5.343%, 12/01/2034	166	168

26	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.2%
Massachusetts State, Educational Financing Authority, RB
5.520%, 07/01/2035	$845	$856

New Hampshire — 0.3%
New Hampshire State, Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,090	1,090

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina — 0.2%
South Carolina State, Student Loan, Ser A, RB
5.129%, 12/01/2036	$530	$527

Total Municipal Bonds
(Cost $3,521) ($Thousands)		3,527

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	6,148,115	6,148
Total Cash Equivalent
(Cost $6,148) ($Thousands)		6,148
Total Investments in Securities — 110.5%
(Cost $388,447) ($Thousands)		$382,450

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	120	Jun-2026	$25,071	$24,893	$(178)

Short Contracts
U.S. Ultra Long Treasury Bonds	(24)	Jun-2026	$(2,884)	$(2,797)	$87
Ultra 10-Year U.S. Treasury Notes	(43)	Jun-2026	(4,968)	(4,881)	87
			(7,852)	(7,678)	174
			$17,219	$17,215	$(4)

Percentages are based on Net Assets of $345,994 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2026.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $65,225 ($ Thousands), representing 18.9% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$28,663	$559,891	$(582,406)	$—	$—	$6,148	$659	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds	27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Balanced Growth Fund

		Market Value
Description	Shares	($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.9%

Equity Fund — 59.1%
New Covenant Growth Fund†	3,211,066	$205,669

Total Equity Fund
(Cost $88,287) ($ Thousands)		205,669
Fixed Income Fund — 39.8%
New Covenant Income Fund†	6,497,467	138,461

Total Fixed Income Fund
(Cost $144,308) ($ Thousands)		138,461

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	1,297,334	$1,297
Total Cash Equivalent
(Cost $1,297) ($ Thousands)		1,297
Total Investments in Securities — 99.3%
(Cost $233,892) ($ Thousands)		$345,427

Percentages are based on Net Assets of $347,878 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2026.
†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

					Change in
					Unrealized
			Proceeds from	Realized Gain/	Appreciation/	Value
Security Description	Value 6/30/2025	Purchases at Cost	Sales	(Loss)	(Depreciation)	3/31/2026	Income	Capital Gains
New Covenant Growth Fund	$218,600	$18,639	$(43,037)	$24,429	$(12,962)	$205,669	$1,600	$—
New Covenant Income Fund	135,920	5,592	(3,800)	(354)	1,103	138,461	3,392	—
SEI Daily Income Trust, Government Fund, Institutional Class	3,391	24,982	(27,076)	—	—	1,297	83	—
Totals	$357,911	$49,213	$(73,913)	$24,075	$(11,859)	$345,427	$5,075	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

28	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

New Covenant Balanced Income Fund

		Market Value
Description	Shares	($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.8%

Fixed Income Fund — 64.7%
New Covenant Income Fund†	2,269,945	$48,372

Total Fixed Income Fund
(Cost $51,201) ($ Thousands)		48,372

Equity Fund — 34.1%
New Covenant Growth Fund†	397,175	25,439

Total Equity Fund
(Cost $9,047) ($ Thousands)		25,439

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund,
Institutional Class
3.540%**†	775,751	$776

Total Cash Equivalent
(Cost $776) ($ Thousands)		776

Total Investments in Securities — 99.8%
(Cost $61,024) ($ Thousands)		$74,587

Percentages are based on Net Assets of $74,708 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2026.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

					Change in
					Unrealized
			Proceeds from	Realized Gain/	Appreciation/	Value
Security Description	Value 6/30/2025	Purchases at Cost	Sales	(Loss)	(Depreciation)	3/31/2026	Income	Capital Gains
New Covenant Income Fund	$48,492	$2,204	$(2,610)	$(217)	$503	$48,372	$1,199	$—
New Covenant Growth Fund	27,704	2,884	(6,669)	3,406	(1,886)	25,439	201	—
SEI Daily Income Trust, Government Fund, Institutional Class	456	7,713	(7,393)	—	—	776	21	—
Totals	$76,652	$12,801	$(16,672)	$3,189	$(1,383)	$74,587	$1,422	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds	29

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations

ABS — Asset-Backed Security

AGM — Assured Guaranty Municipal

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

JSC — Joint Stock Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

TBA — To Be Announced

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

30	New Covenant Funds